The following tables shows the movement of the convertible debenture balance during the year: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Conversion of equity		$ (49,002)
Accretion	3,424
Debenture [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	7,546,453	7,015,820
Conversion of equity	(7,626,957)	(400,000)
Loss on conversion of convertible debenture		49,002
Accretion	80,504	881,631
Balance at ending		$ 7,546,453